Share Purchase and Option Plans (Tables)	11 Months Ended
Apr. 30, 2015
Share Purchase and Option Plans [Abstract]
Management Incentive Units Activity

		Weighted
		Average
	Number of	Grant Date
(in thousands, except fair value amounts)	Class C MIUs	Fair Value
Non-vested, May 31, 2012	5,915	$3.53
Granted	455	$4.96
Cancelled	(1,156)	$3.72
Vested	(713)	$3.53
Non-vested, May 31, 2013	4,501	$3.63
Granted	1,399	$7.29
Cancelled	(279)	$4.39
Vested	(2,777)	$3.66
Non-vested, May 31, 2014	2,844	$5.24
Granted	591	$7.56
Cancelled	(155)	$5.20
Vested	(1,734)	$4.31
Non-vested, April 30, 2015	1,546	$7.19